Form N-1A Supplement	Feb. 24, 2026
STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE FUND
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

STERLING CAPITAL FUNDS

STERLING CAPITAL NORTH CAROLINA INTERMEDIATE TAX-FREE FUND

SUPPLEMENT DATED FEBRUARY 24, 2026

TO THE

CLASS A AND CLASS C SHARES PROSPECTUS AND SUMMARY PROSPECTUs

DATED February 1, 2026, AS MAY BE supplemeNted FROM TIME TO TIME

Effective February 24, 2026, the “Example” section for the Sterling Capital North Carolina Intermediate Tax-Free Fund, which begins on page 77, is deleted and replaced as follows: